Long-Term Debt - Additional Information - Revolvers (Detail) (Revolving Credit Facility [Member], USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2014 CreditFacility
Debt Instrument [Line Items]
Number of long-term revolving credit facilities	3
Borrowings provided under revolving credit facilities	$ 410.6
Undrawn amount of revolving credit facilities	235.6
Months required to repay all borrowings	12 months
Debt instrument collateral, description	The revolving credit facilities are collateralized by first-priority mortgages granted on seven of the Partnership's vessels, together with other related security, and include a guarantee from the Partnership or its subsidiaries of all outstanding amounts.
Remainder of 2014 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under revolvers	17.3
2015 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under revolvers	84.1
2016 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under revolvers	27.3
2017 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under revolvers	28.2
2018 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under revolvers	$ 253.7